CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2022 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (43,701,277)	$ (6,100,463)	¥ (51,435,840)	¥ (61,476,392)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	3,147,936	439,435	2,844,025	3,683,586
Loss (gain) from disposal of property and equipment	12,410	1,732	35,325	(12,782)
(Gain) loss in fair value changes of warrants liability	(6,226)	(869)	933,995	(6,116,000)
Amortization of offering cost of warrants			0	1,483,306
Allowance for (net recovery of) credit losses	(2,856,803)	(398,794)	4,086,505	(9,038,985)
Allowance (reversal) for slow moving inventories	(1,251,279)	(174,672)	886,991	484,644
Impairment loss of property and equipment and other long-lived assets	0	0	0	1,009,124
Impairment loss on goodwill and intangible assets	0	0	0	9,980,002
Amortization of right of use assets	4,571,501	638,157	1,636,215	3,252,066
Restricted shares issued for management and employees	10,279,881	1,435,016	22,427,682	26,191,707
Restricted shares issued for services			1,070,143	5,805,840
Accrued interest income from loans to third parties	(5,288,121)	(738,193)	(6,998,866)	(7,997,961)
Accrued interest income from short-term investment	(17,411)	(2,430)	(885,394)	(2,901,955)
Changes in operating assets and liabilities:
Notes receivable	1,341,820	187,311	2,400,570	7,085,917
Accounts receivable	1,686,887	235,480	(12,151,359)	(495,784)
Inventories	267,413	37,329	5,590,058	(2,373,013)
Other receivables	(531,445)	(74,184)	31,908	(1,307,694)
Other receivables-related parties	208,000	29,036	(275,976)	(64,122)
Purchase advances	(5,057,967)	(706,065)	(2,422,123)	(2,575,198)
Contract costs	(363,721)	(50,773)	(4,400,442)	(14,236,539)
Prepaid expense	12,371	1,727	(51,467)	70,164
Prepaid expense - related parties			0	275,000
Operating lease liabilities	(4,869,474)	(679,752)	(2,907,014)	(3,061,303)
Accounts payable	1,940,574	270,894	(604,203)	(1,710,898)
Other payables	3,399,579	474,563	(3,020,216)	2,270,104
Other payables-related parties	628,308	87,708	(293,326)	352,260
Contract liabilities	2,898,774	404,653	(927,884)	641,087
Accrued payroll and employees' welfare	(24,937)	(3,481)	854,644	131,971
Taxes payable	(197,966)	(27,635)	(171,884)	(1,036,483)
Net cash used in operating activities	(33,771,174)	(4,714,270)	(43,747,933)	(51,688,331)
Cash flows from investing activities:
Purchases of property and equipment	(1,010,812)	(141,104)	(282,184)	(940,673)
Proceeds from disposal of property and equipment	2,000	279	20,000	31,950
Purchase of land use right			(15,000,251)	0
Repayments of loans to third parties	100,478,982	14,026,325	117,522,129	40,113,311
Payments made for loans to third parties	(140,490,800)	(19,611,759)	(196,437,504)	(103,146,761)
Payments and prepayments for construction in progress	(8,924,101)	(1,245,756)	(219,132)	0
Payments for short-term investments	(3,581,800)	(500,000)	(203,481,600)	(290,051,964)
Redemption of short-term investments	87,239,515	12,178,167	300,863,518	108,769,464
Net cash (used in) provided by investing activities	33,712,984	4,706,152	2,984,976	(245,224,673)
Cash flows from financing activities:
Proceeds from short-term bank loans	10,476,000	1,462,393	11,581,000	13,491,481
Repayments of short-term bank loans	(11,319,623)	(1,580,158)	(11,632,755)	(11,040,000)
Repayments of short-term borrowings			0	0
Proceeds from short-term borrowings-related parties			10,000,000	15,013,115
Repayments of short-term borrowings-related parties			(10,018,222)	(9,000,000)
Repayments of long-term borrowings-related party			0	(1,499,667)
Proceeds from warrants issued with ordinary shares			0	17,493,069
Proceeds from sale of ordinary shares, net of issuance costs	(2,529,724)	(353,136)	77,711,533	28,174,993
Proceeds from sale of prefunded warrants, net of issuance costs			0	3,750,282
Redemption of warrants	0	0	(32,617,499)	0
Capital contribution by controlling shareholders	100,000	13,959	0	0
Net cash (used in) provided by financing activities	(3,273,347)	(456,942)	45,024,057	56,383,273
Effect of exchange rate fluctuation on cash and restricted cash	(8,626,292)	(1,204,184)	1,722,165	27,688,659
Net increase (decrease) in cash and restricted cash	(11,957,829)	(1,669,245)	5,983,265	(212,841,072)
Cash and restricted cash at beginning of year	110,840,610	15,472,753	104,857,345	317,698,417
Cash and restricted cash at end of year	98,882,781	13,803,508	110,840,610	104,857,345
Reconciliation of cash and restricted cash
Cash and restricted cash at beginning of year	110,840,610	15,472,753	104,857,345	317,698,417
Cash	98,874,577		109,991,674	104,125,800	$ 13,802,361	$ 15,354,246	¥ 316,974,857
Restricted cash	8,204		848,936	731,545	$ 1,147	$ 118,507	¥ 723,560
Cash and restricted cash at end of year	98,882,781	13,803,508	110,840,610	104,857,345
Supplemental cash flow information
Cash paid during the year for interest	1,070,781	149,475	659,472	1,200,699
Cash paid during the year for taxes	1,609	225	0	18,339
Non-cash investing and financing activities
Right-of-use assets obtained in exchange for operating lease obligations			8,303,099	75,182
Reduction of right-of-use assets and operating lease obligations due to early termination of lease agreement	1,886,347	263,324	61,301	62,357
Inventories transferred to and used as fixed assets			0	(65,456)
Payable for construction in progress	7,270,577	1,014,933	0	0
Capital contribution receivable due from non-controlling Interest	¥ 724,408	$ 101,123	¥ 0	¥ 0